Advances for vessels under construction and acquisitions and other vessel costs (Tables)	12 Months Ended
Dec. 31, 2012
Advances For Property Plant And Equipment [Abstract]
Advances For Property Plant And Equipment [Table Text Block]
	2012	2011
Pre-delivery installments	$8,700	$58,000
Advances for vessel acquisitions	2,650	3,225
Capitalized interest and finance costs	100	1,516
Other related costs	52	699
Total	$11,502	$63,440

Schedule of Advances For Property Plant And Equipment [Table Text Block]
	2012	2011
Beginning balance	$63,440	$35,280
- Advances for vessels under construction and other vessel costs	68,549	24,919
- Advances for vessel acquisitions and other vessel costs	31,827	3,241
- Transferred to vessel cost (Note 6)	(152,314)	-
Ending balance	$11,502	$63,440